Organization and Nature of Operations - Schedule of Financial Information of VIEs (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Current assets:
Cash and cash equivalents		$ 36,894	$ 45,673
Short-term financial products issued by banks		7,983	14,143
Accounts receivable, net		34,668	32,803
Prepayments and other current assets		9,059	7,326
Held-for-sale assets		0	17,004
Total current assets		261,429	485,479
Non-current assets:
Property and equipment, net		22,708	12,946
Long-term investments		43,893	55,159
Operating lease right-of-use assets		4,011	2,344		$ 6,500
Intangible assets		1,274	2,727
Other non-current assets		10,907	2,888
Total non-current assets		413,166	315,236
Total assets		674,595	800,715
Current liabilities:
Accounts payable		12,996	10,103
Advances from customers		7,765	8,352
Taxes payable		906	1,867
Current operating lease liabilities		2,447	1,932
Total current liabilities		56,894	71,653
Non-current liabilities:
Long term payable		3	55
Long-term operating lease liabilities		1,726	340
Deferred tax liabilities		196	407
Total non-current liabilities		12,952	802
Total liabilities		69,846	72,455
Income Statement [Abstract]
Third-party revenues		141,538	160,670	$ 167,982
Net loss		(87,219)	(120,380)	(72,355)
Statement of Cash Flows [Abstract]
Net cash and cash equivalents generated from (used in) operating activities		(13,611)	(52,380)	(20,000)
Net cash and cash equivalents (used in) provided by investing activities		56,643	(144,062)	(57,690)
VIE
Current assets:
Cash and cash equivalents		8,359	2,135
Short-term financial products issued by banks			10,359
Accounts receivable, net		23,349	21,739
Prepayments and other current assets		2,257	424
Held-for-sale assets	[1]		82
Total current assets		46,285	37,077
Non-current assets:
Property and equipment, net		1,787	4,025
Long-term investments		7,059	8,500
Operating lease right-of-use assets		268	442
Intangible assets		82	151
Other non-current assets		1,994	2,048
Total non-current assets		11,190	15,166
Total assets		57,475	52,243
Current liabilities:
Accounts payable		10,059	8,129
Advances from customers		1,710	2,348
Taxes payable			336
Current operating lease liabilities		342	294
Accrued expenses and other current liabilities		3,501	11,299
Total current liabilities		80,295	76,616
Non-current liabilities:
Long term payable			19
Long-term operating lease liabilities		90	134
Deferred tax liabilities		20	32
Total non-current liabilities		110	185
Total liabilities		80,405	76,801
Income Statement [Abstract]
Third-party revenues		80,267	85,686	114,617
Net loss		(2,184)	(32,039)	(5,660)
Statement of Cash Flows [Abstract]
Net cash and cash equivalents generated from (used in) operating activities		(3,865)	12,478	15,740
Net cash and cash equivalents (used in) provided by investing activities		10,089	(13,057)	$ (15,316)
Cash balance recorded in held-for-sale assets			(72)
VIE | Related Parties
Current assets:
Amounts due from related parties		12,320	2,338
Current liabilities:
Amounts due to related parties		$ 64,683	$ 54,210

[1]	Held-for-sale assets was related to the Zhonghuan Chuanyin, which was disposed subsequently in connection with the Group’s selling its customer engagement cloud business of Easemob to a third party (Note 17).